SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Condensed Consolidated Statement of Operations

Condensed Consolidated Statement of Operations (Unaudited)

	For three	For three	For three
	months ended	months ended	months ended
	December 31,	December 31,	December 31,
	2018	2018	2018
	(As reported)	(Prior to adoption)	(Effect of adoption)

Revenue	$ 191,332	$ 209,332	$ (18,000)
Cost of Revenue	49,122	67,122	(18,000)
Gross Profit	142,210	142,210	-

Schedule of Condensed Consolidated Balance Sheet

Condensed Consolidated Balance Sheet (Unaudited)

	December 31,	December 31,	December 31,
	2018	2018	2018
	(As reported)	(Prior to adoption)	(Effect of adoption)
Current assets:
Prepaid expenses and other current assets	$ 18,688	$ 688	$ 18,000
Total current assets	228,242	210,242	18,000

Total assets	$ 296,673	$ 278,673	$ 18,000

Current liabilities:
Deferred revenue, current portion	$ 346,197	$ 328,197	$ 18,000
Total current liabilities	1,364,478	1,346,478	18,000

Total liabilities	$ 1,520,918	$ 1,502,918	$ 18,000